Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information
Segment Information

Note T.

Segment Information

The company’s major operations consist of five business segments: Global Technology Services, Global Business Services, Software, Systems Hardware and Global Financing. The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief executive officer in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.

Information about each segment’s business and the products and services that generate each segment’s revenue is located in the “Description of Business” section on pages 25 to 27, and in “Segment Details,” on pages 29 to 34 in the Management Discussion.

Segment revenue and pre-tax income include transactions between the segments that are intended to reflect an arm’s-length, market-based transfer price. Systems and software that are used by Global Technology Services in outsourcing engagements are primarily sourced internally from Systems Hardware and Software. For providing IT services that are used internally, Global Technology Services and Global Business Services recover cost, as well as a reasonable fee, that is intended to reflect the arm’s-length value of providing the services. The Global Services segments enter into arm’s-length loans at prices equivalent to market rates with Global Financing to facilitate the acquisition of equipment used in services engagements. All internal transaction prices are reviewed annually, and reset if appropriate.

The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.

The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company. Performance measurement is based on pre-tax income from continuing operations. These results are used, in part, by senior management, both in evaluating the performance of, and in allocating resources to, each of the segments.

In January 2015, the company’s business process outsourcing business, Global Process Services, which was previously managed within Global Technology Services, was integrated into Global Business Services, creating an end-to-end business transformation capability for clients and to better leverage the company’s industry knowledge. The following tables reflect this reclassification for the prior-year periods.

Management System Segment View

($ in millions)

Global Services Segments
Global		Global
Technology		Business		Systems	Global	Total
For the year ended December 31:	Services	Services	Software	Hardware	Financing	Segments
2015
External revenue	$32,017	$17,166	$22,932	$7,581	$1,840	$81,535
Internal revenue	823	499	3,267	451	2,637	7,676
Total revenue	$32,840	$17,664	$26,199	$8,032	$4,477	$89,211
Pre-tax income
from continuing operations	$5,002	$2,634	$9,066	$604	$2,364	$19,670
Revenue year-to-year change	(9.7)%	(11.9)%	(9.4)%	(24.5)%	(1.0)%	(11.3)%
Pre-tax income year-to-year change	(15.7)%	(22.7)%	(15.3)%	NM	8.0%	(11.6)%
Pre-tax income margin	15.2%	14.9%	34.6%	7.5%	52.8%	22.0%

2014*
External revenue	$35,442	$19,512	$25,434	$9,996	$2,034	$92,418
Internal revenue	934	543	3,496	647	2,488	8,108
Total revenue	$36,376	$20,055	$28,931	$10,643	$4,522	$100,527
Pre-tax income
from continuing operations	$5,931	$3,408	$10,699	$34	$2,189	$22,262
Revenue year-to-year change	(1.2)%	(8.5)%	(0.7)%	(21.6)%	5.1%	(4.9)%
Pre-tax income year-to-year change	(10.8)%	(3.9)%	(3.7)%	(84.1)%	0.8%	(6.0)%
Pre-tax income margin	16.3%	17.0%	37.0%	0.3%	48.4%	22.1%

2013*
External revenue	$35,737	$21,210	$25,932	$12,988	$2,022	$97,889
Internal revenue	1,063	714	3,191	593	2,282	7,843
Total revenue	$36,800	$21,924	$29,123	$13,581	$4,304	$105,732
Pre-tax income
from continuing operations	$6,649	$3,548	$11,106	$213	$2,171	$23,687
Revenue year-to-year change	(4.7)%	(0.8)%	1.4%	(18.7)%	5.7%	(4.0)%
Pre-tax income year-to-year change	(0.3)%	8.4%	2.7%	(88.6)%	6.8%	(3.9)%
Pre-tax income margin	18.1%	16.2%	38.1%	1.6%	50.4%	22.4%

* Reclassified to conform with 2015 presentation.
NM - Not meaningful

Reconciliations of IBM as Reported

($ in millions)

For the year ended December 31:	2015	2014	2013
Revenue
Total reportable segments	$89,211	$100,527	$105,732
Other revenue	206	374	478
Elimination of internal transactions	(7,676)	(8,108)	(7,843)
Total IBM consolidated revenue	$81,741	$92,793	$98,367

($ in millions)

For the year ended December 31:	2015	2014	2013
Pre-tax income from continuing operations:
Total reportable segments	$19,670	$22,262	$23,687
Amortization of acquired intangible assets	(677)	(791)	(758)
Acquisition-related charges	(26)	(12)	(46)
Non-operating retirement- related (costs)/income	(1,050)	(353)	(1,062)
Elimination of internal transactions	(1,859)	(1,914)	(1,480)
Unallocated corporate amounts*	(114)	795	(98)
Total pre-tax income from continuing operations	$15,945	$19,986	$20,244

*      The 2014 and 2013 amounts include the gain related to the Retail Store Solutions divestiture. The 2014 amount also includes the net gain related to the System x business divestiture.

Immaterial Items

Investment in Equity Alliances and Equity Alliances Gains/(Losses)

The investments in equity alliances and the resulting gains and (losses) from these investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.

Segment Assets and Other Items

Global Technology Services assets are primarily plant, property and equipment, including the assets associated with the outsourcing business, goodwill, accounts receivable, deferred services arrangement transition costs, maintenance parts inventory and acquired intangible assets. Global Business Services assets are primarily goodwill and accounts receivable. Software assets are mainly goodwill, acquired intangible assets and accounts receivable. Systems Hardware assets are primarily plant, property and equipment, goodwill and manufacturing inventory. Global Financing assets are primarily financing receivables and fixed assets under operating leases.

To ensure the efficient use of the company’s space and equipment, several segments may share plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table on page144. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.

Similarly, the depreciation amounts reported by each segment are based on the assigned landlord ownership and may not be consistent with the amounts that are included in the segments’ pre-tax income. The amounts that are included in pre-tax income reflect occupancy charges from the landlord segment and are not specifically identified by the management reporting system. Capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.

Global Financing amounts for interest income and interest expense reflect the interest income and interest expense associated with the Global Financing business, including the intercompany financing activities discussed on page 27, as well as the income from investment in cash and marketable securities. The explanation of the difference between cost of financing and interest expense for segment presentation versus presentation in the Consolidated Statement of Earnings is included on page 72 of the Management Discussion.

Management System Segment View

($ in millions)

	Global Services Segments
	Global	Global
	Technology	Business		Systems	Global	Total
For the year ended December 31:	Services	Services	Software	Hardware	Financing	Segments
2015
Assets	$16,960	$8,327	$26,585	$3,969	$36,157	$91,999
Depreciation/amortization of intangibles*	1,811	81	1,071	304	343	3,610
Capital expenditures/investments in intangibles	2,514	86	583	291	356	3,830
Interest income	—	—	—	—	1,720	1,720
Interest expense	—	—	—	—	469	469

2014**
Assets	$16,209	$8,831	$25,813	$4,235	$38,845	$93,933
Depreciation/amortization of intangibles*	1,833	98	1,210	712	455	4,308
Capital expenditures/investments in intangibles	2,226	79	534	600	482	3,921
Interest income	—	—	—	—	1,951	1,951
Interest expense	—	—	—	—	518	518

2013**
Assets	$16,658	$9,701	$27,101	$4,901	$40,138	$98,499
Depreciation/amortization of intangibles*	1,625	117	1,211	435	574	3,963
Capital expenditures/investments in intangibles	1,889	118	540	395	467	3,410
Interest income	—	—	—	—	1,904	1,904
Interest expense	—	—	—	—	405	405

*              Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

** Reclassified to conform with 2015 presentation.

Reconciliations of IBM as Reported

($ in millions)

At December 31:	2015	2014		2013
Assets
Total reportable segments	$91,999	$93,933		$98,499
Elimination of internal transactions	(4,709)	(5,193)		(4,740)
Unallocated amounts
Cash and marketable securities	6,634	7,182		9,697
Notes and accounts receivable	2,333	4,253		2,907
Deferred tax assets	4,693	6,465	*	4,030	*
Plant, other property and equipment	2,650	2,169		4,827
Pension assets	1,734	2,160		5,551
Other	5,161	6,303	**	4,869	**
Total IBM consolidated assets	$110,495	$117,271	* **	$125,641	* **

* Reclassified to reflect adoption of the FASB guidance on deferred taxes in consolidated financial statements. Refer to note B,
"Accounting Changes," for additional information.

** Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B,
“Accounting Changes,” for additional information.

Major Clients

No single client represented 10 percent or more of the company’s total revenue in 2015, 2014 or 2013.

Geographic Information

The following provides information for those countries that are 10 percent or more of the specific category.

Revenue*

($ in millions)

For the year ended December 31:	2015	2014	2013
United States	$30,514	$32,021	$33,427
Other countries	51,227	60,772	64,941
Total IBM consolidated revenue	$81,741	$92,793	$98,367

*              Revenues are attributed to countries based on the location of the client.

Plant and Other Property—Net

($ in millions)

At December 31:	2015	2014	2013
United States	$4,644	$4,388	$6,723
Other countries	5,532	5,690	6,257
Total	$10,176	$10,078	$12,979

Revenue by Classes of Similar Products or Services

The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Within Global Technology Services and Global Business Services, client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. Within Software, product license charges and ongoing subscription and support are reported as Software; Software-as-a-service, consulting, education, training and other product-related services are reported as Services; and appliances are reported as Systems.

($ in millions)

For the year ended December 31:	2015	2014*	2013*
Global Technology Services
Services	$24,575	$27,130	$27,144
Maintenance	6,132	6,853	7,111
Systems	1,177	1,294	1,322
Software	132	164	158
Global Business Services
Services	$16,851	$19,202	$20,874
Software	164	186	227
Systems	151	124	109
Software
Software	$20,080	$22,722	$23,420
Services	2,718	2,657	2,500
Systems	134	55	12
Systems Hardware
Servers	$5,223	$7,320	$9,946
Storage	2,358	2,676	3,041
Global Financing
Financing	$1,386	$1,543	$1,493
Used equipment sales	454	491	529

* Reclassified to conform with 2015 presentation.